FINANCIAL DEBT WITH THIRD PARTIES - Super Senior Credit Facility - Additional Information (Details) $ in Thousands	Aug. 10, 2017 USD ($)
Atento Luxco 1, S.A. [member] | Super Senior Credit Facility
Disclosure of detailed information about borrowings [line items]
Capacity	$ 50,000